LEASE	12 Months Ended
Dec. 31, 2025
Disclosure of leases [Abstract]
LEASE	LEASE
The Company is obligated under various leases for office spaces and office equipment.

Movements in right-of-use assets and lease liabilities as of December 31, 2025 and 2024 were as follows:

	Office spaces	Office equipments	Computers	Total
Right-of-use assets
January 1, 2025	103,535	11,096	8,253	122,884
Additions	20,592	192	673	21,457
Additions from business combinations	110	—	—	110
Disposals	(12,604)	—	—	(12,604)
Depreciation (note 6)	(26,640)	(3,449)	(2,775)	(32,864)
Foreign currency translation	1,559	—	—	1,559
December 31, 2025	86,552	7,839	6,151	100,542

	Office spaces	Office equipments	Computers	Total
Right-of-use assets
January 1, 2024	91,412	16,184	11,804	119,400
Additions	39,245	—	2,681	41,926
Additions from business combinations	4,301	—	—	4,301
Disposals	(3,959)	—	—	(3,959)
Depreciation (note 6)	(26,517)	(5,088)	(6,232)	(37,837)
Foreign currency translation	(947)	—	—	(947)
December 31, 2024	103,535	11,096	8,253	122,884

Lease liabilities	As of December 31,
	2025	2024
Balance at beginning of year	117,623	118,736
Additions (1)	21,457	41,926
Additions from business combinations	115	4,491
Foreign exchange difference (1)	3,497	(4,997)
Foreign currency translation (2)	1,669	(913)
Interest expense (1)	6,823	6,947
Payments (2)	(35,412)	(43,566)
Disposals	(8,833)	(5,001)
Balance at end of year	106,939	117,623
(1) Non-cash transactions.
(2) Cash transactions.

As of December 31, 2025, there were no lease contracts that have not yet commenced.
The outstanding balance of the lease liabilities as of December 31, 2025 and 2024 is as follows:

	As of December 31,
	2025	2024
Lease liabilities
Current	28,511	29,736
Non-current	78,428	87,887
TOTAL	106,939	117,623

The maturity analysis of lease liabilities is presented in note 29.5.
The expense related to short-term and low-value leases was not material.